INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Statutory Federal income tax (benefit) rate	(35.00%)	(35.00%)
State and local taxes net of Federal (benefit)	(3.63%)	(3.63%)
Permanent differences	1.62%	2.59%
Valuation allowance	37.01%	36.04%
Effective tax rate	0.00%	0.00%